Revenues (Tables)	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The table below presents the impact of applying the new revenue recognition standard to the components of total revenue within the condensed consolidated statement of operations for the three months ended March 31, 2018, as a result of the change in the timing of revenue recognition of incentive advisory fees during interim periods prior to the fourth quarter of the year in which the incentive fee is measured (in thousands):

	Three Months Ended March 31, 2018
	As Reported	Financial Results Prior to Adoption of Revenue Recognition Standard	Impact of Adoption of Revenue Recognition Standard
Advisory services revenue:
Base advisory fee	$10,711	$10,711	$—
Incentive advisory fee	452	809	(357)
Reimbursable expenses	1,949	1,949	—
Non-cash stock/unit-based compensation	9,292	9,292	—
Other advisory revenue	128	128	—
Total advisory services revenue	22,532	22,889	(357)

Audio visual	23,310	23,310	—
Other	2,326	2,326	—
Total revenue	$48,168	$48,525	$(357)

Disaggregation of Revenue
The following table presents revenue by reporting segment and geography for the three months ended March 31, 2018 and 2017 (in thousands). See note 16 for more information about our segment reporting.

	Three Months Ended March 31, 2018
	REIT Advisory	J&S	OpenKey	Corporate and Other (2)	Ashford Inc. Consolidated
United States	$23,653	$15,952	$319	$886	$40,810
Mexico	—	5,460	—	—	5,460
All other countries	—	1,898	—	—	1,898
	$23,653	$23,310	$319	$886	$48,168

	Three Months Ended March 31, 2017 (1)
	REIT Advisory	J&S	OpenKey	Corporate and Other (2)	Ashford Inc. Consolidated
United States	$12,988	$—	$25	$—	$13,013
Mexico	—	—	—	—	—
All other countries	—	—	—	—	—
	$12,988	$—	$25	$—	$13,013
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(1) Prior period amounts were not adjusted for the adoption of the new revenue recognition guidance under ASC 606.
(2) Represents Pure Rooms and RED.